SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Operating Leases
2022
2023
2024		42,821
2025	41,538	43,076
2026		39,487
Total lease payments	41,538	125,384
Less: imputed interest	(519)	(5,261)
Total operating lease liabilities, net of interest	$ 41,019	$ 120,123